Supplementary Information to the Statements of Profit and Loss	12 Months Ended
Dec. 31, 2020
Disclosure of supplementary information to the statements of comprehensive loss [abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS

Note 22: - Supplementary Information to the Statements of Profit and Loss

a.	Additional information about revenues

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)	$65,081	$68,138	$63,338
Customer B	18,290	16,369	11,779
Customer C	13,793	14,454	-

	$97,163	$98,961	$75,567

(1)	For additional information regarding the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied, refer to note 17a.

b.	Revenues based on the location of the customers, are as follows:

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

U.S.A and North America	$84,949	$84,572	$75,331
Israel	36,144	31,959	28,093
Europe	4,461	4,701	3,594
Latin America	6,867	3,792	3,994
Asia	766	2,067	3,336
Others	59	96	121
Total Revenue	$133,246	$127,187	$114,469

c.	Cost of goods sold

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Cost of materials	$54,745	$69,766	$56,156
Salary and related expenses	17,957	16,941	15,290
Subcontractors	4,876	4,451	3,633
Depreciation and amortization	3,248	2,991	2,859
Energy	1,626	1,551	1,426
Other manufacturing expenses	575	712	566

	83,027	96,412	79,930
Decrease (increase) in inventories	2,667	(18,962)	(6,933)
Total Cost of goods sold	$85,694	$77,450	$72,997

d.	Research and development

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Salary and related expenses	$6,045	$5,897	$5,925
Subcontractors	4,794	5,196	2,275
Materials and allocation of facility costs	1,682	966	1,131
Depreciation and amortization	725	663	159
Others	363	337	257

Total Research and development	$13,609	$13,059	$9,747

For additional information regarding government grant refer to Note 13(b)

e.	Selling and marketing

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Salary and related expenses	$1,639	1,467	1,647
Marketing support	144	103	121
Packing, shipping and delivery	750	504	477
Marketing and advertising	586	788	424
Registration and marketing fees	934	917	470
Others	465	591	491

Total Selling and marketing	$4,518	$4,370	$3,630

f.	General and administrative

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Salary and related expenses	$3,870	$3,475	3,085
Employees welfare	978	1,296	1,151
Professional fees and public company expense	3,055	2,162	2,012
Depreciation, amortization and impairment	779	717	686
Communication and software services	924	799	675
Others	533	745	916

Total General and administrative	$10,139	$9,194	$8,525

g.	Financial expense(income)

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Financial income
Interest income and gains from marketable securities	$1,027	$1,146	$830

Financial expense
Fees and interest paid to financial institutions	266	293	172

Financial income and (expense)
Derivatives instruments measured at fair value	(1,097)	(512)	504
Translation differences of financial assets and liabilities	(438)	(139)	98
Bond securities measured at fair value	102	(5)	(178)

Total Financial expense(income)	$(672)	$197	$1,082